Other Investment - Schedule of Unquoted Equity Securities Measured at Fair Value Unobservable Inputs (Level 3) (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Unquoted Equity Securities Measured at Fair Value Unobservable Inputs (Level 3) [Abstract]
At the beginning of the year
Investment during the year	2,500,000
At the end of the year	$ 2,500,000